Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs	Total Stockholder Return (3)	Peer Group Total Stockholder Return	Net Income	Adjusted EBITDA (4)
2024	$7,506,321	$322,173	$1,761,001	$557,342	$43.24	$161.48	$6,512,072	$167,013,046
2023	$6,033,703	$2,384,938	$976,966	$593,856	$96.70	$215.12	$120,836,623	$261,048,074
2022	$7,701,102	$(784,351)	$1,781,723	$355,598	$130.74	$140.79	$205,277,739	$321,831,275
2021	$7,817,826	$15,024,562	$1,597,907	$3,525,371	$243.77	$155.21	$163,817,937	$263,949,984
2020	$3,848,244	$7,969,104	$1,101,925	$3,372,336	$151.49	$127.92	$90,673,757	$176,341,637

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	his is the total compensation, as depicted in the Summary Compensation Table above, for our CEO, Mr. Dennison.
PEO Total Compensation Amount	$ 7,506,321	$ 6,033,703	$ 7,701,102	$ 7,817,826	$ 3,848,244
PEO Actually Paid Compensation Amount	$ 322,173	2,384,938	(784,351)	15,024,562	7,969,104
Adjustment To PEO Compensation, Footnote
To calculate compensation actually paid (“CAP”) to the CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards (1)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End(2)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End(3)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year(4)	Compensation Actually Paid
Principal Executive Officer
2024	$7,506,321	$(6,450,075)	$2,666,883	$(2,713,316)	$(687,640)	$322,173
2023	$6,033,703	$(5,000,030)	$2,126,126	$(1,346,382)	$571,521	$2,384,938
2022	$7,701,102	$(4,500,140)	$3,414,949	$(5,269,787)	$(2,130,475)	$(784,351)
2021	$7,817,826	$(4,939,011)	$7,888,881	$3,227,549	$1,029,317	$15,024,562
2020	$3,848,244	$(2,119,059)	$5,410,766	$705,737	$123,416	$7,969,104
Average for Other NEOs (5)
2024	$1,761,001	$(1,238,094)	$399,035	$(294,213)	$(70,387)	$557,342
2023	$976,966	$(586,493)	$283,354	$(131,928)	$51,957	$593,856
2022	$1,781,723	$(720,080)	$546,436	$(811,488)	$(440,993)	$355,598
2021	$1,597,907	$(664,340)	$1,212,721	$571,654	$807,429	$3,525,371
2020	$1,101,925	$(550,558)	$971,581	$1,080,792	$768,596	$3,372,336
(1)Represents the grant date fair value of equity awards granted in each applicable year, as reported in our Summary Compensation Table.
(2)Represent the year-over-year change in the fair value of equity awards to our CEO and average for our other NEOs. No awards vested in the year they were granted.
(3)Represents the change in fair value of equity awards that were granted in any prior fiscal year and were unvested as of the end of each applicable year.
(4)Represents the change in fair value of equity awards that were granted in any prior fiscal year and vested during each applicable year.
(5)Our fiscal year 2020 reflects the transition of our Former CEO, Larry Enterline, to an Executive Chair of the Board role, and the promotion of Michael Dennison from President, PVG to CEO. Our fiscal year 2023 reflects the changes in our CFO position.
The fair value of stock awards includes the value of both RSUs and PSUs. The measurement date fair value of RSUs was determined based on the market price of the Company's common stock on the measurement date. The PSUs include two separate performance-based components: (1) a FCF metric, and (2) a ROIC metric. The measurement date fair value of the performance-based component of the PSUs was determined based upon the measurement date stock price.

Non-PEO NEO Average Total Compensation Amount	$ 1,761,001	976,966	1,781,723	1,597,907	1,101,925
Non-PEO NEO Average Compensation Actually Paid Amount	$ 557,342	593,856	355,598	3,525,371	3,372,336
Adjustment to Non-PEO NEO Compensation Footnote
To calculate compensation actually paid (“CAP”) to the CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards (1)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End(2)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End(3)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year(4)	Compensation Actually Paid
Principal Executive Officer
2024	$7,506,321	$(6,450,075)	$2,666,883	$(2,713,316)	$(687,640)	$322,173
2023	$6,033,703	$(5,000,030)	$2,126,126	$(1,346,382)	$571,521	$2,384,938
2022	$7,701,102	$(4,500,140)	$3,414,949	$(5,269,787)	$(2,130,475)	$(784,351)
2021	$7,817,826	$(4,939,011)	$7,888,881	$3,227,549	$1,029,317	$15,024,562
2020	$3,848,244	$(2,119,059)	$5,410,766	$705,737	$123,416	$7,969,104
Average for Other NEOs (5)
2024	$1,761,001	$(1,238,094)	$399,035	$(294,213)	$(70,387)	$557,342
2023	$976,966	$(586,493)	$283,354	$(131,928)	$51,957	$593,856
2022	$1,781,723	$(720,080)	$546,436	$(811,488)	$(440,993)	$355,598
2021	$1,597,907	$(664,340)	$1,212,721	$571,654	$807,429	$3,525,371
2020	$1,101,925	$(550,558)	$971,581	$1,080,792	$768,596	$3,372,336
(1)Represents the grant date fair value of equity awards granted in each applicable year, as reported in our Summary Compensation Table.
(2)Represent the year-over-year change in the fair value of equity awards to our CEO and average for our other NEOs. No awards vested in the year they were granted.
(3)Represents the change in fair value of equity awards that were granted in any prior fiscal year and were unvested as of the end of each applicable year.
(4)Represents the change in fair value of equity awards that were granted in any prior fiscal year and vested during each applicable year.
(5)Our fiscal year 2020 reflects the transition of our Former CEO, Larry Enterline, to an Executive Chair of the Board role, and the promotion of Michael Dennison from President, PVG to CEO. Our fiscal year 2023 reflects the changes in our CFO position.
The fair value of stock awards includes the value of both RSUs and PSUs. The measurement date fair value of RSUs was determined based on the market price of the Company's common stock on the measurement date. The PSUs include two separate performance-based components: (1) a FCF metric, and (2) a ROIC metric. The measurement date fair value of the performance-based component of the PSUs was determined based upon the measurement date stock price.

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid versus Company performance
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid (“CAP”) to our CEO and, on average, to our other NEOs, for the fiscal years 2024, 2023, 2022, 2021 and 2020.
CAP vs FOXF TSR & Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group
Compensation actually paid versus Company performance
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid (“CAP”) to our CEO and, on average, to our other NEOs, for the fiscal years 2024, 2023, 2022, 2021 and 2020.
CAP vs FOXF TSR & Peer Group TSR

Tabular List, Table

FINANCIAL PERFORMANCE METRICS
Adjusted EBITDA
Free Cash Flow
Return on Invested Capital

Total Shareholder Return Amount	$ 43.24	96.70	130.74	243.77	151.49
Peer Group Total Shareholder Return Amount	161.48	215.12	140.79	155.21	127.92
Net Income (Loss)	$ 6,512,072	$ 120,836,623	$ 205,277,739	$ 163,817,937	$ 90,673,757
Company Selected Measure Amount	167,013,046	261,048,074	321,831,275	263,949,984	176,341,637
PEO Name	Mr. Dennison.
Additional 402(v) Disclosure	Represents the average total compensation, as depicted in the Summary Compensation Table above. Our total stockholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total stockholder return is depicted.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is equal to FOX’s net income adjusted for interest expense, net other expense, income taxes, amortization of purchased intangibles, depreciation, stock-based compensation, patent litigation-related expenses, acquisition, and integration-related expenses, organizational restructuring related costs, strategic transformation costs, and costs related to tax restructuring initiatives.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,450,075)	$ (5,000,030)	$ (4,500,140)	$ (4,939,011)	$ (2,119,059)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,666,883	2,126,126	3,414,949	7,888,881	5,410,766
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,713,316)	(1,346,382)	(5,269,787)	3,227,549	705,737
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(687,640)	571,521	(2,130,475)	1,029,317	123,416
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,238,094)	(586,493)	(720,080)	(664,340)	(550,558)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,035	283,354	546,436	1,212,721	971,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,213)	(131,928)	(811,488)	571,654	1,080,792
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (70,387)	$ 51,957	$ (440,993)	$ 807,429	$ 768,596